Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452



                            FIRST TRUST SERIES FUND

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED MAY 24, 2013
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2012

      1. Notwithstanding anything to the contrary in the statement of additional information, the fifth paragraph of the section entitled "Purchase and Redemption of Fund Shares - Frequent Trading Policy - 3. Enforcement" in the statement of additional information is deleted in its entirety.

     PLEASE KEEP THIS WITH YOUR FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE